Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment

5. Property, Plant and Equipment

For government grants related to capital expenditures, the Company recognizes the reimbursement as a reduction of the basis of the asset and a reduction to depreciation expense over the useful life of the asset. Property, plant and equipment consists of the following (in thousands):

	December 31, 2010	December 31, 2011
Computer equipment and software	$11,913	$23,331
Furniture and fixtures	3,415	5,640
Automobiles	404	536
Machinery and equipment	122,187	263,754
Buildings	26,810	25,844
Leasehold improvements	34,540	90,485
Property, plant and equipment not in service	154,357	15,805
Property, plant and equipment, basis	353,626	425,395
Less reduction for costs reimbursed under government grants	164,999	223,884
Property, plant and equipment, carrying value	188,627	201,511
Less accumulated depreciation, net	44,629	56,308
Property, plant and equipment, net	$143,998	$145,203

The Company has deposits for equipment not yet received of $11.6 million and $2.1 million at December 31, 2010 and 2011, respectively, included within deposits and other assets in the consolidated balance sheets. These deposits are reported net of contra deposit balances related to reimbursements under government grants of $1.7 million and $0.1 million at December 31, 2010 and 2011, respectively.

Property, plant and equipment under capital lease consists of the following (in thousands):

	December 31, 2010	December 31, 2011
Computer equipment and software, at cost	$2,758	$2,910
Buildings, at cost	16,446	16,446
Leasehold improvements, at cost	2,091	2,091
Accumulated depreciation	(1,631)	(4,199)
Property, plant and equipment under capital lease, net	$19,664	$17,248

Net depreciation expense for the years ended December 31, 2009, 2010 and 2011, $12.3 million, $16.5 million and $25.0 million, respectively. For the years ended December 31, 2009, 2010 and 2011, the Company recorded $0, $2.0 million and $18.3 million, respectively, as a reduction to depreciation expense related to reduced carrying value due to government grant reimbursements.